Organization and Principal Activities - Additional Information (Detail) - Agreement	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Product Information [Line Items]
Renewal of trade mark registration	10 years
Exclusive service agreement renewal term	10 years
Notice period of agreement termination	30 days
Number of new equity pledged agreements	5
Century Friendship [Member]
Product Information [Line Items]
Equity interest of Century Friendship prior to the transfer	100.00%
Century Friendship [Member] | Previously Held Equity Interest [Member]
Product Information [Line Items]
Equity interest of Century Friendship prior to the transfer	53.00%
Minimum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	2.00%
Maximum [Member]
Product Information [Line Items]
Operating services fee percentage from revenue	6.00%
Variable interest entities (VIEs) [Member]
Product Information [Line Items]
Shareholding percentage of Mr. Yu	12.20%
Credit Concentration Risk [Member] | Assets, Total [Member] | Variable interest entities (VIEs) [Member]
Product Information [Line Items]
Concentration risk percentage	68.70%	62.20%
Credit Concentration Risk [Member] | Liabilities, Total [Member] | Variable interest entities (VIEs) [Member]
Product Information [Line Items]
Concentration risk percentage	97.20%	96.70%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Variable interest entities (VIEs) [Member]
Product Information [Line Items]
Concentration risk percentage	99.80%	99.20%	99.50%